Fair Value of Financial Instruments and Derivative Instruments - Amount of Gain / (Loss) Recognized on Derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	$ (3,162)	$ (736)
Interest Rate Contracts | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	2,524	(1,411)
Bunker Fuel Contracts | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	(1,094)	675
Foreign Exchange Agreements | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	(99)	0
Forward Freight Agreements | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gain (loss) on derivatives	$ (4,493)	$ 0